Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2018:

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2018	1,250	384	171	295	2,100
Additions during the year	527	12	49	64	652

Balance as of December 31, 2018	1,777	396	220	359	2,752

Accumulated Depreciation

Balance as of January 1, 2018	302	241	31	182	756
Additions during the year:	234	125	14	79	452

Balance as of December 31, 2018	536	366	45	261	1,208

Depreciated cost as of December 31, 2018	1,241	30	175	98	1,544

Depreciated cost as of December 31, 2018 (convenience translation into U.S. dollars (Note 2d))	331	8	46	27	412

Balance as of December 31, 2017:

	Laboratory equipment	Leasehold improvements	Office furniture and equipment	Computers	Total
Cost
Balance as of January 1, 2017	1,006	372	147	232	1,757
Additions during the year	244	12	24	65	345
Deductions during the year	-	-	-	(2)	(2)

Balance as of December 31, 2017	1,250	384	171	295	2,100

Accumulated Depreciation

Balance as of January 1, 2017	140	116	18	110	384
Additions during the year:	162	125	13	72	372

Balance as of December 31, 2017	302	241	31	182	756

Depreciated cost as of December 31, 2017	948	143	140	113	1,344

Depreciated cost as of December 31, 2017 (convenience translation into U.S. dollars (Note 2d))	274	41	40	33	388